Other equity	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Other equity
16    Other equity

	2020	2019	2018	Recognition and measurement
	US$M	US$M	US$M
Share premium account	518	518	518	The share premium account represents the premium paid on the issue of BHP Group Plc shares recognised in accordance with the UK Companies Act 2006.
Foreign currency translation reserve	39	37	42	The foreign currency translation reserve represents exchange differences arising from the translation of non-US dollar functional currency operations within the Group into US dollars.
Employee share awards reserve	246	213	196
The employee share awards reserve represents the accrued employee entitlements to share awards that have been charged to the income statement and have not yet been exercised.
Once exercised, the difference between the accumulated fair value of the awards and their historical on-market
purchase price is recognised in retained earnings.

Cash flow hedge reserve	50	114	58	The cash flow hedge reserve represents hedging gains and losses recognised on the effective portion of cash flow hedges. The cumulative deferred gain or loss on the hedge is recognised in the income statement when the hedged transaction impacts the income statement, or is recognised as an adjustment to the cost of non-financial
				hedged items. The hedging reserve records the portion of the gain or loss on a hedging instrument in a cash flow hedge that is determined to be an effective hedge relationship.
Cost of hedging reserve	(23)	(74)	–	The cost of hedging reserve represents the recognition of certain costs of hedging for example, basis adjustments, which have been excluded from the hedging relationship and deferred in other comprehensive income until the hedged transaction impacts the income statement.
Equity investments reserve	16	17	16	The financial assets reserve represents the revaluation of investments in shares recognised through other comprehensive income. Where a revalued financial asset is sold, the relevant portion of the reserve is transferred to retained earnings.
Capital redemption reserve	177	177	177	The capital redemption reserve represents the par value of BHP Group Plc shares that were purchased and subsequently cancelled. The cancellation of the shares creates a non-distributable
				capital redemption reserve.
Non-controlling interest contribution reserve	1,283	1,283	1,283	The
non-controlling
interest contribution reserve represents the excess of consideration received over the book value of net assets attributable to equity instruments when acquired by non-controlling
				interests.

Total reserves	2,306	2,285	2,290

Summarised financial information relating to each of the Group’s subsidiaries with non-controlling
interests (NCI) that are material to the Group before any intra-group eliminations is shown below:

	2020			2019
US$M	Minera Escondida Limitada	Other individually immaterial subsidiaries (incl. intra -group eliminations)	Total	Minera Escondida Limitada	Other individually immaterial subsidiaries (incl. intra -group eliminations)	Total
Group share (per cent)	57.5			57.5

Current assets	2,432			2,456
Non-current assets	12,121			12,538
Current liabilities	(1,614)			(1,826)
Non-current liabilities	(4,613)			(4,122)

Net assets	8,326			9,046

Net assets attributable to NCI	3,539	771	4,310	3,845	739	4,584

Revenue	6,719			6,876
Profit after taxation	1,088			1,360
Other comprehensive income	(27)			(1)

Total comprehensive income	1,061			1,359

Profit after taxation attributable to NCI	462	318	780	578	301	879
Other comprehensive income attributable to NCI	(11)	–	(11)	–	(1)	(1)

Net operating cash flow	2,637			3,283
Net investing cash flow	(919)			(1,034)
Net financing cash flow	(1,920)			(2,517)

Dividends paid to NCI (1)	757	286	1,043	986	219	1,205

(1)	Includes dividends paid to non-controlling interests related to Onshore US of US$ nil (2019: US$7 million). Refer to note 28 ‘Discontinued operations’.
While the Group controls Minera Escondida Limitada, the
non-controlling
interests hold certain protective rights that restrict the Group’s ability to sell assets held by Minera Escondida Limitada, or use the assets in other subsidiaries and operations owned by the Group. Minera Escondida Limitada is also restricted from paying dividends without the approval of the non-controlling
interests.